Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [Abstract]
Schedule of Subsidiaries
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. All subsidiaries are wholly-owned. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The Company's principal properties and material subsidiaries of the Company and their geographic locations at December 31, 2025 were as follows:

Direct parent company	Country of incorporation	Mining properties and projects owned
Alamos Gold Inc.	Canada	Island Gold Mine Young-Davidson Mine Lynn Lake project Magino Mine
Minas de Oro Nacional, S.A. de C.V.	Mexico	The Mulatos District

Disclosure of detailed information about property, plant and equipment
Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Lease ROU assets	2-5 years
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

	Plant and equipment(v)	Mineral Property	Exploration and evaluation	Total
Cost
At December 31, 2023	$1,808.4	$3,357.5	$302.6	$5,468.5
Acquisition of Argonaut (Note 6)	683.2	307.3	—	990.5
Additions	83.2	303.8	33.4	420.4
Acquisition of Orford (ii)	—	—	21.1	21.1
Transfer of Lynn Lake assets[1]	—	175.7	(175.7)	—
Transfers	39.1	(39.1)	—	—
Revisions to decommissioning liabilities	7.5	(4.9)	—	2.6
Disposals	(23.9)	—	—	(23.9)
At December 31, 2024	$2,597.5	$4,100.3	$181.4	$6,879.2
Additions[2]	145.2	429.0	(0.7)	573.5
Transfer of Puerto del Aire assets[3]	—	19.4	(19.4)	—
Disposal of Turkish projects and Quartz Mountain (Note 7)	(1.9)	(142.4)	(85.4)	(229.7)
Revisions to decommissioning liabilities	—	10.6	—	10.6
Disposals	(21.6)	—	—	(21.6)
At December 31, 2025	$2,719.2	$4,416.9	$75.9	$7,212.0

Accumulated amortization and impairment
At December 31, 2023	$880.2	$1,143.3	$84.9	$2,108.4
Amortization	122.9	99.3	—	222.2
Reversal of impairment (i)	(21.8)	(34.3)	—	(56.1)
Disposals	(13.3)	—	—	(13.3)
At December 31, 2024	$968.0	$1,208.3	$84.9	$2,261.2
Amortization	140.6	89.2	—	229.8
Reversal of impairment (Note 7)	(0.3)	(142.4)	(76.1)	(218.8)
Disposals	(17.7)	—	—	(17.7)
At December 31, 2025	$1,090.6	$1,155.1	$8.8	$2,254.5

Net carrying value
At December 31, 2024	$1,629.5	$2,892.0	$96.5	$4,618.0
At December 31, 2025	$1,628.6	$3,261.8	$67.1	$4,957.5
1. Lynn Lake was determined to have achieved technical feasibility and commercial viability as of December 31, 2024, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
2. Included in additions is the repurchase of a royalty on the Young-Davidson mine of $2.0 million.
3. Puerto del Aire was determined to have achieved technical feasibility and commercial viability as of January 31, 2025, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
The net carrying values and capital additions by segment (Note 24) are as follows:

	December 31, 2025		December 31, 2024
	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]
Young-Davidson	$1,581.9	$94.8	$1,563.3	$87.5
Island Gold District	2,881.3	397.3	2,592.4	286.4
Mulatos	221.2	28.2	232.7	19.9
Corporate and other[2]	273.1	53.2	229.6	26.6
	$4,957.5	$573.5	$4,618.0	$420.4
1. Segment capital additions are presented on an accrual basis. Mineral property, plant and equipment in the consolidated statements of cash flows are presented on a cash expenditure basis.
2 .Corporate and other consists of corporate balances and exploration and development projects.
(i) Reversal of impairment
As at September 30, 2024, the Company identified an indication of impairment reversal for the Young-Davidson CGU driven by an increase in long-term gold price assumptions and consistent with the assumptions utilized by the Company in its valuation of Argonaut, and performed an impairment assessment to determine the recoverable amount of the Young-Davidson CGU. The recoverable amount was determined to be greater than the carrying amount which resulted in a reversal of all previous impairments of $57.1 million, which was recorded to mineral property, plant and equipment and an intangible asset.
(ii) Acquisition of Orford
On April 3, 2024, the Company acquired all the issued and outstanding common shares of Orford not previously owned by the Company, by way of a plan of arrangement ("the Arrangement"). Under the terms of the Arrangement, Orford shareholders received 0.005588 of an Alamos share for each Orford share held. Prior to the closing of the Arrangement, the Company owned 61,660,902 Orford shares, which represented approximately 27.5% of Orford’s basic common shares outstanding. Total consideration for the acquisition was $20.7 million, including transaction costs of $1.0 million. The Orford mineral property has been recognized as part of the Corporate and Other reportable operating segment (Note 22).
(iii) Royalties

Schedule of Investments By Classification

Asset / Liability
Cash and cash equivalents	Amortized cost
Equity securities	Fair value through OCI
Amounts receivable	Amortized cost
Deferred consideration	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Debt and financing obligations	Amortized cost
Non-hedged derivatives	Fair value through profit or loss
Cash flow hedging derivatives	Fair value through OCI